O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%		Shares	Value
Aerospace & Defense - 2.5%
Lockheed Martin Corp.		3,917	$1,926,694
RTX Corp.		26,761	4,776,838
			6,703,532

Automobile Components - 0.8%
Aptiv PLC (a)		27,663	2,243,469

Automobiles - 4.0%
General Motors Co.		153,899	10,632,882

Broadline Retail - 2.5%
eBay, Inc.		82,690	6,723,524

Building Products - 2.6%
Builders FirstSource, Inc. (a)		11,482	1,333,864
Carlisle Companies, Inc.		14,268	4,637,813
Carrier Global Corp.		17,352	1,032,271
			7,003,948

Capital Markets - 6.4%
Bank of New York Mellon Corp.		48,829	5,270,114
Goldman Sachs Group, Inc.		725	572,293
Northern Trust Corp.		66,005	8,492,864
State Street Corp.		21,994	2,543,826
			16,879,097

Chemicals - 1.6%
CF Industries Holdings, Inc.		18,735	1,560,438
LyondellBasell Industries NV - Class A		55,848	2,592,464
			4,152,902

Commercial Banks - 8.7%
Bank of America Corp.		37,940	2,027,893
Citigroup, Inc.		7,752	784,735
Citizens Financial Group, Inc.		14,585	741,939
M&T Bank Corp.		9,321	1,713,852
Regions Financial Corp.		129,378	3,130,948
Truist Financial Corp.		104,267	4,653,436
Wells Fargo & Co.		113,188	9,843,960
			22,896,763

Construction Materials - 0.7%
CRH PLC		16,043	1,910,721

Consumer Finance - 3.9%
Synchrony Financial		137,049	10,193,705

Consumer Staples Distribution & Retail - 0.2%
US Foods Holding Corp. (a)		5,730	416,113

Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.		93,780	3,726,817

Electronic Equipment, Instruments & Components - 3.5%
Flex Ltd. (a)		11,836	739,987
Jabil, Inc.		38,479	8,499,626
			9,239,613

Financial Services - 4.9%
Equitable Holdings, Inc.		15,372	759,377
Fidelity National Information Services, Inc.		75,263	4,705,443
PayPal Holdings, Inc. (a)		109,205	7,564,630
			13,029,450

Food Products - 3.8%
General Mills, Inc.		79,268	3,694,681
Kraft Heinz Co.		260,524	6,442,759
			10,137,440

Health Care Equipment & Supplies - 3.0%
Medtronic PLC		88,298	8,008,629

Health Care Providers & Services - 5.1%
Cigna Group		8,258	2,018,338
HCA Holdings, Inc.		22,649	10,411,292
Labcorp Holdings, Inc.		4,090	1,038,697
			13,468,327

Hotels, Restaurants & Leisure - 1.9%
Expedia Group, Inc.		22,437	4,936,140

Household Durables - 1.6%
DR Horton, Inc.		27,798	4,144,126

Insurance - 7.5%
Aflac, Inc.		21,154	2,267,497
American International Group, Inc.		48,343	3,817,164
MetLife, Inc.		140,928	11,248,873
Principal Financial Group, Inc.		22,625	1,901,405
Prudential Financial, Inc.		5,217	542,568
			19,777,507

IT Services - 3.2%
Twilio, Inc. - Class A (a)		43,955	5,928,650
VeriSign, Inc.		10,258	2,459,869
			8,388,519

Machinery - 2.4%
Caterpillar, Inc.		10,933	6,311,184

Media - 3.5%
Comcast Corp. - Class A		232,805	6,480,127
Fox Corp. - Class A		42,968	2,777,881
			9,258,008

Metals & Mining - 2.5%
Nucor Corp.		14,171	2,126,359
Reliance, Inc.		13,554	3,828,056
Steel Dynamics, Inc.		3,958	620,614
			6,575,029

Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.		36,990	5,834,063
ConocoPhillips		21,697	1,927,995
EOG Resources, Inc.		43,341	4,587,211
Exxon Mobil Corp.		18,671	2,135,216
Marathon Petroleum Corp.		19,393	3,779,890
Phillips 66		16,926	2,304,306
Valero Energy Corp.		29,381	4,981,842
			25,550,523

Passenger Airlines - 0.4%
Southwest Airlines Co.		33,301	1,009,020

Pharmaceuticals - 2.0%
Pfizer, Inc.		214,065	5,276,702

Technology Hardware, Storage & Peripherals - 1.5%
HP, Inc.		145,908	4,037,274

Textiles, Apparel & Luxury Goods - 3.9%
Tapestry, Inc.		95,172	10,451,789

Tobacco - 3.9%
Altria Group, Inc.		183,801	10,362,700
TOTAL COMMON STOCKS (Cost $233,009,718)			263,445,453

TOTAL INVESTMENTS - 99.6% (Cost $233,009,718)			263,445,453
Other Assets in Excess of Liabilities - 0.4%			1,147,986
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$264,593,439
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

O'Shaughnessy Market Leaders Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$263,445,453	$–	$–	$263,445,453
Total Investments	$263,445,453	$–	$–	$263,445,453